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                                   UAM Funds
                       Funds for the Informed Investorsm

                         Cambiar Opportunity Portfolio

                          Institutional Class Shares

                       Supplement dated January 3, 2001
                    to the Prospectus dated August 28, 2000

  The third sentence under the section titled "What are the Fund's Objectives?" is hereby deleted and replaced with the following: "The portfolio may change its investment objectives without shareholder approval."

  Under the section "Investment Management-Investment Adviser" the following should be added. United Asset Management Corporation is a wholly owned subsidiary Old Mutual Plc. a United Kingdom based financial services group.

  The information under the section of the portfolio's prospectus titled "Adviser's Historical Performance" is hereby deleted in its entirety. Therefore, investors should not consider this information when making investment decisions.

                                                                  UAM LOGO HERE
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                                   UAM Funds
                       Funds for the Informed Investorsm

             Chicago Asset Management Intermediate Bond Portfolio
              Chicago Asset Management Value/Contrarian Portfolio

                          Institutional Class Shares

                       Supplement dated January 3, 2001
                    to the Prospectus dated August 28, 2000

  Under the section titled "Investment Management-Investment Adviser" the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

  At a special shareholders meeting held on November 17, 2000, the shareholders of Chicago Asset Management Intermediate Bond Portfolio, a series of UAM Funds Trust, approved the dissolution and liquidation of the Chicago Asset Management Intermediate Bond Portfolio pursuant to a Plan of Dissolution and Liquidation. As a result, Chicago Asset Management Intermediate Bond Portfolio is closed to investment.

  At the December 14, 2000 meeting of the Board of Trustees of UAM Funds Trust, the Board was informed by representatives of Chicago Asset Management Company ("CAMCO") that certain senior officers had entered into an agreement with Old Mutual plc, United Asset Management Corporation's parent company, to acquire CAMCO from Old Mutual plc. (the "Transaction").

  The closing of the Transaction is expected to take place the first quarter of 2001 and is subject to a number of conditions. Once the Transaction has closed, CAMCO will serve as the Fund's investment adviser pursuant to an interim investment advisory agreement until the Fund's shareholders approve a new advisory agreement with CAMCO. The Board has called a shareholders' meeting for January 31, 2001 to seek shareholder approval of the new investment advisory agreement with CAMCO. The new agreement will be identical to the current agreement in all respects except for its effective and termination dates. The new agreement will have no effect on the contractual advisory fee rate payable by the Fund. No changes are currently planned which would affect the services being provided to the Fund.

  The information under the section of the portfolio's prospectus titled "Adviser's Historical Performance" is hereby deleted in its entirety. Therefore, investors should not consider this information when making investment decisions.

                                                                  UAM LOGO HERE
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                                   UAM FUNDS
                       Funds for the Informed Investorsm

                             PIC Twenty Portfolio

                          Institutional Class Shares

                       Supplement dated January 3, 2001
                    to the Prospectus dated August 28, 2000

  Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary Old Mutual plc., a United Kingdom based financial services group."

  The information under the section of the portfolio's prospectus titled "Adviser's Historical Performance" is hereby deleted in its entirety. Therefore, investors should not consider this information when making investment decisions.

                                                                  UAM LOGO HERE